Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2011
Consolidated Statement of Changes in Stockholders' Equity [Abstract]
Per share value of common stock issued	$ 0.009
Per share value of common stock issued	$ 0.179
Common stock shares issued to Peak Wellness, Inc. as part of purchase price of intellectual property		140,480